Total
Schwab U.S. Small-Cap ETF
Schwab U.S. Small-Cap ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab U.S. Small-Cap ETF Schwab U.S. Small-Cap ETF USD ($)
none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab U.S. Small-Cap ETF Schwab U.S. Small-Cap ETF
Management fees	0.04%
Other expenses	none
Total annual fund operating expenses	0.04%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF | USD ($)	4	13	23	51

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in stocks that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index†. The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Dow Jones U.S. Small-Cap Total Stock Market Index includes the components ranked 751-2,500 by full market capitalization. The index is a float-adjusted market capitalization weighted index. As of August 31, 2023, the index was composed of 1,747 stocks.
It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally will seek to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in the index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment adviser anticipates will be added to the index or as necessary to reflect various corporate actions (such as mergers and spin-offs); (b) other investment companies; and (c) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to seek returns on the fund’s otherwise uninvested cash assets to help it better track the index. The fund may also invest in cash and cash equivalents, including money market funds, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
The investment adviser typically seeks to track the price and yield performance of the index by replicating the index. This means that the fund generally expects that it will hold the same securities as
†
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.

those included in the index. However, the investment adviser may use sampling techniques if the investment adviser believes such use will best help the fund to track the index or is otherwise in the best interest of the fund. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including performance attributes, tax considerations, capitalization, dividend yield, price/ earnings ratio, industry factors, risk factors and other characteristics. When the fund uses sampling techniques, the fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund generally expects that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that the index is so concentrated.
The investment adviser seeks to achieve, over time, a correlation between the fund’s performance and that of the index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the index. A number of factors may affect the fund’s ability to achieve a high correlation with the index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and the index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of two indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones U.S. Small-Cap Total Stock Market Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabetfs_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 30.84% Q4 2020 Worst Quarter: (31.61%) Q1 2020 Year-to-date performance (before taxes) as of 9/30/23: 3.35%
Average Annual Total Returns as of 12/31/22
Average Annual Returns - Schwab U.S. Small-Cap ETF		1 Year	5 Years	10 Years
Schwab U.S. Small-Cap ETF		(19.80%)	4.46%	9.34%
After Taxes on Distributions | Schwab U.S. Small-Cap ETF		(20.08%)	4.06%	8.90%
After Taxes on Distributions and Sale of Fund Shares | Schwab U.S. Small-Cap ETF		(11.56%)	3.38%	7.54%
S&P 500® Index	[1]	(18.11%)	9.42%	12.56%
Dow Jones U.S. Small-Cap Total Stock Market Index		(19.86%)	4.41%	9.31%
[1]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P 500® Index.

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.